21. Provision for contingencies (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	R$ 10,509	R$ 8,561
Tax
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	9,871	8,182
Labor
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	193	94
Civil and other
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	261	125
Regulatory
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	184	160
Property and equipment
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	853	867
Property and equipment | Tax
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	838	858
Property and equipment | Labor
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	3	3
Property and equipment | Civil and other
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	9	0
Property and equipment | Regulatory
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	3	6
Letter of guarantee
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	9,656	7,694
Letter of guarantee | Tax
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	9,033	7,324
Letter of guarantee | Labor
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	190	91
Letter of guarantee | Civil and other
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	252	125
Letter of guarantee | Regulatory
DisclosureOfGuaranteesLineItems [Line Items]
Guarantees	R$ 181	R$ 154